Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Recent Accounting Pronouncements
Recent Accounting Pronouncements

Note 13 – Recent Accounting Pronouncements

All recent accounting standards issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC did not or are not believed by management to have a material impact on the Company’s consolidated financial statements.

Note 14 – Recent Accounting Pronouncements

All recent accounting standards issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC did not or are not believed by management to have a material impact on the Company’s consolidated financial statements.